Expense Example {- Government Money Market Portfolio} - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-08 - Government Money Market Portfolio	Apr. 30, 2021 USD ($)
VIP Government Money Market Portfolio-Initial VIP
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	306
VIP Government Money Market Portfolio-Service VIP
Expense Example:
1 year	35
3 years	109
5 years	191
10 years	431
VIP Government Money Market Portfolio-Service 2 VIP
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	$ 616